May 15, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:       SEI Exchange Traded Funds Post-Effective Amendment No. 3 (File No. 333-260611) and Amendment No. 5 (File No. 811-23754) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Exchanged Traded Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 3 and, under the Investment Company Act of 1940, as amended, Amendment No. 5 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of introducing new series of the Trust.

Please contact the undersigned at 215.963.4969 with your questions or comments.

Sincerely,

/s/ John J. O’Brien

John J. O’Brien, Esq.

cc: Ms. Theresa Pacharis

Morgan, Lewis & Bockius LLP

2222 Market Street Philadelphia, PA 19103-3007	+1.215.963.5000
United States	+1.215.963.5001